Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS

December 31, 2019 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	912	512	56	456
Other	5	5	—	—
	917	517	56	456

December 31, 2018 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	790	440	60	410
Other	5	5	—	—
	795	445	60	410

Financing charges capitalized to intangible assets under development were $3 million in 2019 (2018 - $2 million). The estimated annual amortization expense for intangible assets is as follows: 2020 - $63 million; 2021 - $61 million; 2022 - $58 million; 2023 - $48 million; and 2024 - $37 million.